Summary of Significant Accounting Policies (Details) - Schedule of Basic Net Loss Per Share (Parentheticals) - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Basic Net Loss Per Share [Abstract]
Net loss attributable to UTime Limited, diluted	¥ (10,486)	¥ (14,265)
Weighted average shares outstanding, diluted	13,567,793	8,267,793